13. Financial instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Financial Instruments Details Narrative
Cash and cash equivalents	$ 14,697	$ 22,786	$ 27,376	$ 33,517